Related Party Transactions - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
SALP
Related Party Transactions [Line Items]
Legal expenses	$ 46	$ 145	$ 205	$ 145
Settlement of liabilities by entity on behalf of related party, related party transactions			349
Former Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Owing amount under tax equalization program	266		266		$ 283
Former Chief Executive Officer [Member] | Not later than one year [member]
Related Party Transactions [Line Items]
Amounts payable, related party transactions	$ 59		$ 59